Accounts Receivable, Net	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net as of March 31, 2026 and September 30, 2025 consisted of the following:

	March 31, 2026	September 30, 2025
Accounts receivable	$20,858,378	$25,957,139
Less: allowance for credit losses	(892,723)	(1,183,298)
Accounts receivable, net	$19,965,655	$24,773,841

The average accounts receivable turnover period was approximately 175 days and 118 days for the six months ended March 31, 2026 and 2025, respectively.

Changes in the allowance for credit losses as of March 31, 2026 and September 30, 2025 are as follow:

	March 31, 2026	September 30, 2025
Beginning balance	$1,183,298	$1,003,514
(Reversal)/Addition	(323,418)	191,562
Exchange difference	32,843	(11,778)
Ending balance	$892,723	$1,183,298